Note 18 - Operating Segmentation	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
18.	Operating segmentation:

The Bank has established two reportable operating segments, those being Digital Banking and DRTC (cybersecurity services). The two operating segments are strategic business operations providing distinct products and services to different markets and are separately managed as a function of the distinction in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking – The Bank employs a branchless business-to-business model using its proprietary financial technology to address underserved segments in the Canadian and US banking markets. VersaBank obtains its deposits and provides the majority of its loans and leases electronically via innovative deposit and lending solutions for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) – Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly-owned subsidiary, DRT Cyber Inc., to pursue significant large-market opportunities in cybersecurity and develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2023 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

The following table sets out the results of each reportable operating segment as at and for the three and nine months ended July 31, 2024 and 2023:

(thousands of Canadian dollars)
for the three months ended	July 31, 2024				July 31, 2023
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$24,944	$-	$-	$24,944	$24,929	$-	$-	$24,929
Non-interest income	175	2,219	(342)	2,052	101	2,020	(191)	1,930
Total revenue	25,119	2,219	(342)	26,996	25,030	2,020	(191)	26,859

Provision for (recovery of) credit losses	(1)	-	-	(1)	171	-	-	171
	25,120	2,219	(342)	26,997	24,859	2,020	(191)	26,688

Non-interest expenses:
Salaries and benefits	5,945	1,562	-	7,507	5,891	1,562	-	7,453
General and administrative	4,729	446	(342)	4,833	4,257	380	(191)	4,446
Premises and equipment	824	370	-	1,194	610	370	-	980
	11,498	2,378	(342)	13,534	10,758	2,312	(191)	12,879

Income (loss) before income taxes	13,622	(159)	-	13,463	14,101	(292)	-	13,809

Income tax provision	3,811	(53)	-	3,758	3,999	(193)	-	3,806

Net income (loss)	$9,811	$(106)	$-	$9,705	$10,102	$(99)	$-	$10,003

Total assets	$4,507,158	$27,285	$(18,007)	$4,516,436	$3,971,781	$25,485	$(16,421)	$3,980,845

Total liabilities	$4,102,239	$29,471	$(24,259)	$4,107,451	$3,609,832	$29,123	$(23,153)	$3,615,802

(thousands of Canadian dollars)
for the nine months ended	July 31, 2024				July 31, 2023
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$77,754	$-	$-	$77,754	$73,812	$-	$-	$73,812
Non-interest income	557	7,055	(1,018)	6,594	225	5,999	(574)	5,650
Total revenue	78,311	7,055	(1,018)	84,348	74,037	5,999	(574)	79,462

Provision for (recovery of) credit losses	(112)	-	-	(112)	793	-	-	793
	78,423	7,055	(1,018)	84,460	73,244	5,999	(574)	78,669

Non-interest expenses:
Salaries and benefits	17,040	4,414	-	21,454	19,505	4,634	-	24,139
General and administrative	12,450	1,291	(1,018)	12,723	10,250	1,212	(574)	10,888
Premises and equipment	2,437	1,129	-	3,566	1,845	1,068	-	2,913
	31,927	6,834	(1,018)	37,743	31,600	6,914	(574)	37,940

Income (loss) before income taxes	46,496	221	-	46,717	41,644	(915)	-	40,729

Income tax provision	12,431	54	-	12,485	11,779	(733)	-	11,046

Net income (loss)	$34,065	$167	$-	$34,232	$29,865	$(182)	$-	$29,683

Total assets	$4,507,158	$27,285	$(18,007)	$4,516,436	$3,971,781	$25,485	$(16,421)	$3,980,845

Total liabilities	$4,102,239	$29,471	$(24,259)	$4,107,451	$3,609,832	$29,123	$(23,153)	$3,615,802

The Bank has operations in the US, through both its Digital Banking and DRTC businesses, however as at July 31, 2024, substantially all of the Bank’s earnings and assets are based in Canada.